Fair Value Measurements (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Lending commitments-fixed rate net [Member]
Carrying values and fair values of the Company's unrecognized financial instruments
Contract or notional amount	$ 2,446	$ 7,879
Estimated unrealized gain (loss)	11	14
Lending commitments floating-rate [Member]
Carrying values and fair values of the Company's unrecognized financial instruments
Contract or notional amount	926	0
Estimated unrealized gain (loss)	9	0
Commitments to sell loans [Member]
Carrying values and fair values of the Company's unrecognized financial instruments
Contract or notional amount	0	0
Estimated unrealized gain (loss)	$ 0	$ 0